Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash paid for interest	$ 3,313	$ 2,945
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	100	100
Accrual of deferred future financing costs	382	986
Plant and equipment additions included in accounts payable	364
Second Lien Convertible Notes [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	7,815	6,746
Lien Convertible Notes 1.5 [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	5,139	4,450
Lien Convertible Notes 1.25 [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	3,381	278
Promissory Note
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	$ 85	$ 76